Consolidated Balance Sheet (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, issued	13,000,000	11,250,000
Ordinary shares, outstanding	13,000,000	11,250,000